Note 3 - Significant Accounting Policies (Details)	12 Months Ended
Nov. 30, 2020
Declining Balance | Computer Equipment
Declining balance depreciation rate	30.00%
Declining Balance | Computer Software, Intangible Asset
Declining balance depreciation rate	50.00%
Declining Balance | Furniture and Fixtures
Declining balance depreciation rate	20.00%
Declining Balance | Laboratory Equipment
Declining balance depreciation rate	20.00%
Straight Line | Leasehold Improvements
Leasehold improvements	Over term of lease